General and Administrative (Details) - Schedule of General and Administrative - General and Administrative Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative [Line Items]
Payroll and related expenses	$ 1,815	$ 1,845	$ 1,508
Share-based payment	212	323	411
Professional services	1,635	1,451	1,133
Travel expenses	61	115	48
Rent and office maintenance	139	118	130
Depreciation	20	20	11
Marketing and others	457	393	75
Total general and administrative expenses	$ 4,339	$ 4,265	$ 3,316